Revenue - Net Investments in Direct Financing Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel floating_storage_unit lease	Dec. 31, 2023 USD ($) vessel lease	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2009
Capital Leased Assets [Line Items]
Number of vessels | vessel	15	10
Total lease payments to be received	$ 941,046	$ 1,024,763
Estimated unguaranteed residual value of leased properties	335,841	335,841
Initial direct costs	135	167
Sales-type and Direct Financing Lease, Deferred Selling Profit	598,696	661,360
Net Investment in Lease, Nonaccrual, No Allowance	678,326	699,411
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss	32,000	9,700	$ 26,200	$ 34,000
Net Investment in Lease, after Allowance for Credit Loss, Total	646,326	689,711
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Current	(20,928)	(20,572)
Net Investment in Lease, after Allowance for Credit Loss, Noncurrent, Total	625,398	$ 669,139
Sales-Type and Direct Financing Leases, Payment to be Received, Year One	83,600
Sales-Type and Direct Financing Leases, Payment to be Received, Year Two	82,300
Sales-Type and Direct Financing Leases, Payment to be Received, Year Three	83,600
Sales-Type and Direct Financing Leases, Payment to be Received, Year Four	78,900
Sales-Type and Direct Financing Leases, Payment to be Received, Year Five	50,600
Thereafter	$ 562,000
Number of direct financing and sales-type leases | lease	4	4
Bahrain LNG Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel	0
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel	9	9
LNG Carriers [Member] | Direct Financing Lease
Capital Leased Assets [Line Items]
Number of vessels | vessel	2
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel	2
Bahrain Spirit
Capital Leased Assets [Line Items]
Number of vessels | floating_storage_unit	1
Term of charter contract (in years)					21 years	21 years
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Term of charter contract (in years)							20 years
Seapeak Creole
Capital Leased Assets [Line Items]
Sales-type Lease, Selling Profit (Loss)		$ 43,800
Length of charter contract (in years)		23 years
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of direct financing and sales-type leases | lease	2
Teekay Tangguh Joint Venture | Seapeak LLC
Capital Leased Assets [Line Items]
Partnership interest owned (in percentage)	70.00%
Bahrain Spirit
Capital Leased Assets [Line Items]
Number of direct financing and sales-type leases | lease	1